Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 299,792	$ 476,270
Restricted cash		12,965	9,144
Cryptocurrencies		169,340	77,537
Trade receivables		12,700	9,627
Amounts due from a related party		15,568	15,512
Prepayments and other assets		391,633	291,929
Inventories		208,782	64,888
Financial assets at fair value through profit or loss		4,540	4,540
Total current assets		1,115,320	949,447
Non-current assets
Restricted cash		6,144	8,212
Prepayments and other assets		73,530	18,244
Financial assets at fair value through profit or loss		35,083	37,981
Mining rigs		211,031	67,324
Right-of-use assets		80,424	69,273
Property, plant and equipment		360,780	251,377
Investment properties		31,137	30,723
Intangible assets		83,193	83,235
Goodwill		35,818	35,818
Deferred tax assets		8,610	6,220
Total non-current assets		925,750	608,407
TOTAL ASSETS		2,041,070	1,557,854
Current liabilities
Trade payables		76,248	31,471
Other payables and accruals		39,219	40,617
Amounts due to a related party		11,337	8,747
Income tax payables		2,764	2,729
Derivative liabilities		437,953	763,939
Deferred revenue		56,863	39,029
Borrowings		359,684	208,127
Borrowings from a related party		90,000
Lease liabilities		7,967	5,460
Total current liabilities		1,082,035	1,100,119
Non-current liabilities
Other payables and accruals		2,401	1,650
Deferred revenue		67,006	90,200
Borrowings		475
Borrowings from a related party		82,917
Lease liabilities		84,675	72,673
Deferred tax liabilities		14,810	16,614
Total non-current liabilities		252,284	181,137
TOTAL LIABILITIES		1,334,319	1,281,256
NET ASSETS		706,751	276,598
EQUITY
Share capital	[1]
Treasury equity		(290,607)	(160,926)
Accumulated deficit		(387,264)	(649,004)
Reserves		1,384,622	1,086,528
TOTAL EQUITY		$ 706,751	$ 276,598

[1]	Amount less than US$1,000